Details of Significant Accounts - Summary of Restricted Stocks to Employees (Details) - Restricted Stocks - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
At January 1	227	422	500
Granted for the year (Note 1)			50
Expired for the year (Note 2)	(34)	(56)	(35)
Vested/restrictions removed for the year	(183)	(139)	(93)
At December 31	10	227	422